12. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,518,785	$ 2,240,669
Tax exempt interest & BOLI	(471,900)	(414,855)
Disallowed interest	13,053	11,523
Partnership tax credits	(857,359)	(566,949)
Low income housing investment amortization expense	482,756	266,280
New markets tax credit amortization expense	117,439	106,847
Other	121,138	121,116
Total income tax (benefit) expense	$ 1,923,912	$ 1,764,630